BASIC AND DILUTED (LOSS) INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	$ (1,243)	$ (45,389)	$ (12,073)
Numerator for diluted loss per share	$ (1,243)	$ (45,389)	$ (12,073)
Denominator:
Weighted average number of ordinary shares outstanding-basic	161,989,097	156,505,076	143,253,450
Weighted average number of ordinary shares outstanding-diluted	161,989,097	156,505,076	143,253,450
(Loss) income per share-basic and diluted (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
From continuing operations (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
From discontinued operations (in dollars per share)	$ 0.02	$ 0.00	$ 0.03